Income taxes (Deferred Tax Assets And Liabilities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Tax loss carried forward	$ 41,367,888	$ 24,163,474
Accruals and provisions	46,491,643	15,756,338
Capitalized expenses	11,992,000	4,667,343
Revenue recognition of real estate lease income on a straight-line basis	11,285,190	9,132,603
Deemed interest income	31,231,375	20,417,879
Valuation allowance	(6,706,131)	(2,913,798)
Others	12,843	74,109
Total deferred tax assets	135,674,808	71,297,948
Deferred tax liabilities:
Revenue recognition based on percentage of completion	(76,968,132)	(57,670,568)
Real estate properties accelerated cost deduction	(1,274,068)	(794,822)
Taxable temporary differences arising from asset acquisitions	(107,224,810)	(42,703,964)
Dividend and interest withholding taxes	(32,377,738)	(13,500,239)
Others	(27,508)	(45,533)
Total deferred tax liabilities	(217,872,256)	(114,715,126)
Long-term deferred tax liabilities:
Undistributed earnings from subsidiaries	566,100,000	482,600,000
Earnings that may be remitted on a tax-free basis	393,900,000	393,900,000
Accrued deferred income tax liabilities	21,900,000	13,500,000
Remaining undistributed earnings	547,000,000	407,700,000
Unrecognized deferred tax liabilities	54,700,000	40,800,000
Subsidiaries [Member]
Long-term deferred tax liabilities:
Net operating loss carry forwards	153,900,000	96,600,000
Subsidiaries [Member] | Foreign Tax Authority [Member]
Long-term deferred tax liabilities:
Net operating loss carry forwards	$ 9,100,000	$ 1,800,000